Faegre Drinker Biddle & Reath LLP
1500 K Street, NW

Suite 1100

Washington, DC 20005
(202) 230-5241 (Phone)

(202) 842-8465 (Facsimile)
www.faegredrinker.com

July 26, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)
Preliminary Proxy Materials
File Nos. 033-20827 and 811-05518

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find a copy of the Company’s Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders (the “Special Meeting”) of the Campbell Systematic Macro Fund (the “Fund”), a series of the Company, being held to (i) approve a new investment advisory agreement between Campbell & Company Investment Adviser, LLC (the “Adviser”), the investment adviser of the Fund, and the Company, on behalf of the Fund; (ii) approve a new investment advisory agreement between the Adviser and the Fund’s subsidiary, Campbell Systematic Macro Offshore Limited; and (iii) consider any other business that may properly come before the Special Meeting or any adjournment thereof.

Questions and comments concerning the enclosed materials may be directed to me at (202) 230-5241.

Very truly yours,

/s/ Marylyn A. Harrell

Marylyn A. Harrell